Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2016